Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Beginning balance	$ 0
Additions through acquisitions	1,454
Reductions due to settlements with taxing authorities	0	0	0
Ending balance	$ 1,454	$ 0